Summary of Significant Accounting Policies (Details) ¥ in Thousands	12 Months Ended
	Aug. 31, 2021 CNY (¥)	Aug. 31, 2020 CNY (¥)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2021 USD ($)	Sep. 02, 2019 CNY (¥)
Summary of Significant Accounting Policies (Details) [Line Items]
Net cash outflow	¥ 2,912,290
Consolidated revenue	70.60%	63.30%	82.00%
Consolidated total assets	8.90%	38.40%		8.90%
Consolidated total liabilities	10.20%	29.10%		10.20%
Current liabilities	¥ 342,935
Bond payable due	1 year
Bond payable	¥ 1,836,362
short term loan	753,754
Contract liabilities	425,954
Cash and cash equivalents	844,684
Restricted cash	669,029
Due from affected entities	2,028,866
Cash and cash equivalents and restricted cash denominated	3,345,975	¥ 2,915,649
Discontinued operations	¥ 2,884,625	2,421,928
Foreign currency translation exchange rate (in Dollars) | $				$ 1
Foreign currency translation exchange	6.4604			6.4604
Voting stock of the investee	20.00%			20.00%
Impairment loss on goodwill	¥ 15,575	12,772
Impairment loss on goodwill		68,723
ROU assets	1,773,773	1,816,721		$ 274,561,000
Operating lease liabilities	12,005	16,648
Operating lease discontinued operations					¥ 147,224
Lease liabilities discontinued operations					144,731
Impairments loss	15,575	12,772
Rental discount, amounting	4,759	16,448
Discontinued operations, rent expense	1,685	203
Operating income discontinued operations	¥ 5,441	1,622	388
Allowance for credit losses		4,244
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Lease period for land use rights	40 years
Minimum [Member] | Business Acquisition [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Voting stock of the invitee	20.00%			20.00%
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Lease period for land use rights	50 years
Maximum [Member] | Business Acquisition [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Voting stock of the invitee	50.00%			50.00%
Other Operating Income (Expense) [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Operating income	¥ 20,213	28,249	9,419
Goodwill [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Impairment loss on goodwill	84,730	68,723
Accounting Standards Update 2016-02 [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
ROU assets					1,906,562
Operating lease liabilities					¥ 1,902,180
Rental discount, amounting	¥ 519	¥ 2,719